Commitments and Contingencies Federal Reserve Requirement - Textual (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Cash Reserve Deposit Required and Made	$ 149,381	$ 154,706